PROVISION AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
PROVISION AND CONTINGENCIES
PROVISION AND CONTINGENCIES
20. Provision and Contingencies
20.a. Accounting policy
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that economic benefits are required to settle the obligation and a reliable estimate of the value of the obligation can be made. Provision is restated at the balance sheet date considering the likely amount of loss and the nature of each provision.
Provision amounts for contingencies are presented at their gross amount, less the corresponding judicial deposits, and are classified as provision for labor, tax, civil, and regulatory contingencies.
Judicial deposits are classified as assets given that the conditions required for their net presentation with provision do not exist.
The Company also discloses the contingencies in circumstances where management concludes (i) no loss is probable or reasonably estimable, but it is reasonably possible that a loss may be incurred; or (ii) in case of income tax pending litigations, it is probable that the taxation authority will accept the uncertain tax treatment.
20.b. Critical estimates and judgments
The obligation arising from the provisions can be legal or constructive, derived from, among other factors, regulations, contracts, customary practices or public commitments that expose third parties to a valid expectation that the Company or its subsidiaries will assume certain responsibilities. The determination of the provision is based on the best estimate of the disbursement required to settle the corresponding obligation, considering the information available as at the closing date, including the opinion of independent experts, such as legal advisors.
20.c. Information and changes of provisions and contingencies
Information on the composition and movement of provision, the unfavorable outcome of which is considered probable, in addition to contingent liabilities, provision for dismantling, amounts to be refunded to customers and provision for fines for cancellation of lease contracts, is presented below.
Provision for legal demands: The Company and its subsidiaries are party to administrative; labor, tax, civil and regulatory claims; accounting provision are recorded in respect of claims when the likelihood of loss is classified as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the advice of outside legal counsel. Provisions are reviewed and adjusted for changes in circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.
Contingent liabilities (Purchase Price Allocation – PPA): These refer to the amounts of contingent liabilities, recognized in a business combination, initially measured at fair value, arising from the PPAs generated in the acquisition of controlling stakes in Vivo Participações (2011), Global Village Participações (2015), Garliava and Vita IT (2022), VSS (2023), IPNET (2024), Samauma and FiBrasil (2025), related to civil, labor and tax litigation claims, as applicable, at their fair value in the business combination.
Provision for fines for canceling lease agreements: Refers to the provision for fines for canceling lease agreements arising from Garliava (company acquired by the Company in 2022), resulting from the sale or shutdown of sites.
Provision for decommissioning of assets: Refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) to the same condition as the date of execution of the initial lease agreement. These costs are provisioned and discounted to present value for the amounts expected to settle the obligation using estimated cash flows and they are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the statement of income as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.
Amounts to be refunded to customers: On July 23, 2022, Complementary Law No. 194, was enacted, addressing taxes on various sectors considered by the respective Law as essential and indispensable goods and services, leading to a reduction in the tax rate ICMS on communications services and the respective refund of these amounts to customers. Three years after the enactment of the Law and the recognition of the provision, the Company assessed that there is no expectation of cash disbursements related to the matter and, in accordance with the criteria of IAS 37 / CPC 25, fully reversed the residual balance in 2025.

	Provision for contingencies
	Tax(1)	Regulatory(1)	Civil	Labor	Contingent liabilities (PPA)	Provision for fines for canceling lease agreements	Provision for asset decommissioning	Amounts to be refunded to customers	Total
Balance on December 31, 2023	2,753,323	1,760,866	1,226,995	693,712	1,002,901	40,993	407,246	96,601	7,982,637
Additions (reversal), net (Note 27.)	40,063	(377,510)	251,429	420,471	(12,517)	(10,798)	(5,083)	—	306,055
Other additions (reversal)(1)	(489,082)	—	—	—	(410)	14,929	9,642	—	(464,921)
Write-offs due to payment	(70,922)	(16,299)	(340,327)	(423,720)	—	(4,119)	—	(5,938)	(861,325)
Business combination – IPNET (Note 1.c.3.)	55,001	—	—	31,669	8,964	—	—	—	95,634
Interest accruals (Note 28.)	(265,396)	(215,962)	273,044	213,409	76,201	—	409	—	81,705
Balance on December 31, 2024	2,022,987	1,151,095	1,411,141	935,541	1,075,139	41,005	412,214	90,663	7,139,785
Additions (reversal), net (Note 27)	106,581	16,042	257,986	377,994	(26,740)	3,296	(25,920)	(90,663)	618,576
Other additions (reversal)(1)	(75,119)	(172,320)	—	2	—	—	10,002	—	(237,435)
Write-offs due to payment	(62,457)	(10,162)	(392,614)	(519,069)	(1,544)	(2,351)	—	—	(988,197)
Business combination – IPNET (Note 1.c.3)	(38,123)	—	—	(24,795)	—	—	—	—	(62,918)
Business combination – Samauma (Note 1.c.1)	4,784	—	—	573	2,462	—	—	—	7,819
Business combination – FiBrasil (Note 1.c.2)	—	—	—	1,528	24,065	—	—	—	25,593
Business combination – Cyber (Note 1.c.6)	1,663	—	—	158	—	—	—	—	1,821
Net interest accruals (Note 28.)	144,755	89,307	158,152	206,620	113,253	—	14,228	—	726,315
Balance on December 31, 2025	2,105,071	1,073,962	1,434,665	978,552	1,186,635	41,950	410,524	—	7,231,359

Balance on December 31, 2024
Current	160,947	195,063	573,679	701,300	5,075	41,005	3,265	90,663	1,770,997
Non-current	1,862,040	956,032	837,462	234,241	1,070,064	—	408,949	—	5,368,788
Total	2,022,987	1,151,095	1,411,141	935,541	1,075,139	41,005	412,214	90,663	7,139,785

Balance on December 31, 2025
Current	89,274	55,651	749,193	662,626	8,166	41,950	596	—	1,607,456
Non-current	2,015,797	1,018,311	685,472	315,926	1,178,469	—	409,928	—	5,623,903
Total	2,105,071	1,073,962	1,434,665	978,552	1,186,635	41,950	410,524	—	7,231,359

(1)In 2025 and 2024, relevant events occurred in the movements of tax and regulatory provisions, as follows: in 2025: (i) tax: due to the Company's adherence to tax amnesty programs in several states of the Federation with gains from the reversal of operating expenses for contingency provisions of R$25,638 (note 27), gains from the reversal of financial expenses for monetary updating of contingency provisions of R$65,990 (note 28), and assumption of debt of R$75,119 (note 21)..; and (ii) regulatory: due to adherence to the Desenrola program. In 2024, relevant events occurred in the movements of provisions, namely: (i) Tax: write-off of R$885,471 due to the Company's adherence to tax amnesty programs in the States of SP and PR, with gains from the reversal of operating expenses of provision for contingencies of R$26,546 (note 27.), gains from the reversal of financial expenses of monetary updating of provisions for contingencies of R$374,271 (Note 28.) and assumption of debt of R$484,654 (Note 21.); and (ii) Regulatory: write-off of R$792,378 as a result of the Commitment Term Related to the Self-Composition Negotiations for Adapting the STFC Concession Contracts to Authorization Instruments, with gains from the reversal of operating expenses for contingency provisions of R$386,392 (Note 27.) and gains from the reversal of financial expenses for monetary updating of contingency provisions of R$405,986 (Note 28.).
20.c.1. Tax provision and contingencies
Tax Amnesty Programs
Below is a summary of the participations in tax amnesty programs that impacted the Company's contingency and financing provisions (note 21.c.3.3.).
State of São Paulo Amnesty Program – Law 17,843/2023
The Government of the State of São Paulo established, through Law 17,843/2023, a debt settlement and installment program to encourage the regularization of debts by offering discounts (“Amnesty and Refinancing Program”).
Based on the Law, the State Attorney General's Office (“PGE”) published notice no. 01/2024 enabling the transaction of ICMS debts, subject to late payment interest charges, higher than the SELIC, as long as in the courts with title executive (registration in Active State Debt).
The current discounts were 100% for late payment interest and 50% of the remaining balance, limited to the principal amount of the debt. Fees were charged to PGE on the total amount.
On April 22, 2024, the Company's Management, based on the opinion of its legal advisors, joined the Amnesty and Refinancing Program, for ICMS disputes, for the provisioned amount of R$727,821, which under according to the rules of the Program was reduced to R$371,052, which will be paid in up to 60 installments adjusted by the SELIC interest rate (Note 21).
State of Paraná Amnesty Program – Law 20,946/2021
The Government of the State of Paraná, through Law No. 20,946/2021, offered a debt settlement and installment program to taxpayers to encourage the regularization of debts with discounts (“Amnesty and Refinancing Program”).
Based on the Law, Decree No. 5,471/2024 was issued, allowing payment with a 70% reduction in fines and interest. Fees were levied on the total reduced amount for the PGE.
On September 20, 2024, the Company's Management, based as advised by its legal counsel, joined the Amnesty and Refinancing and Refinancing Program ICMS disputes, based on the provisioned amount of R$157,650, which under the Program, was reduced to R$113,602, which will be paid in up to 60 installments adjusted by the SELIC interest rate (Note 21).
State of Rio Grande do Sul
The Government of the State of Rio Grande do Sul established, through Decree No. 58,067/2025, a settlement and installment program offered to taxpayers to promote the regularization of debts with discounts (“Amnesty Program”).
On April 15, 2025, the Company’s Management, based on the opinion of its legal advisors, joined the Amnesty Program for a process related to ICMS, which met the legal requirements, based on the provisioned amount of R$163,528, which under the rules of the Amnesty Program was reduced to R$73,593 (including legal fees).
The adherence to the Amnesty Program was through the installment modality and allowed the payment of the debt with a 70% reduction in fines and interest in up to 18 installments adjusted by SELIC (note 21).

Nature/Degree of Risk	12.31.2025	12.31.2024
Provisions	2,105,071	2,022,987
Federal	835,180	809,765
State	496,594	466,590
Municipal	132,899	136,995
FUST	640,398	609,637
Possible losses	51,086,071	40,850,071
Federal	5,803,304	4,419,439
State	33,477,423	25,760,365
Municipal	808,770	682,468
FUST, FUNTTEL and FISTEL	10,996,574	9,987,799
20.c.1.1. Tax provisions
Management, under advice of legal counsel, believes that the following losses present a probable risk of loss for the federal, state, municipal and regulatory (FUST) tax proceedings:
Federal taxes
The Company and/or its subsidiaries are party to administrative and legal proceedings at the Federal level relating to: (i) claims for the non-ratification of compensation and refund requests formulated; (ii) CIDE on the remittance of funds abroad related to technical and administrative assistance services and similar services, as well as royalties; (iii) FINSOCIAL compensation; (iv) ex-tariff, revocation of the benefit of CAMEX Resolution No. 6, increase in the import tariff from 4% to 28%; and (v) INSS and occupational accident risk (“RAT”).
State taxes
The Company and/or its subsidiaries are party to administrative and judicial proceedings at the State level for ICMS, regarding: (i) disallowance credits; (ii) non-taxation of alleged telecommunications services; (iii) tax credit for challenges/disputes over telecommunication services not provided or wrongly charged (Agreement 39/01); (iv) rate differential; (v) leasing of infrastructure for internet services (data); (vi) CIAP credit; (vii) tax substitution; (viii) monthly subscription, not covered by the modulation of effects arising from the STF judgment; and (ix) fine for non-compliance with ancillary obligation.
Municipal taxes
The Company and/or its subsidiaries are party to Municipal tax proceedings, at the judicial level, relating to: Services tax (“ISS“) on equipment leasing services, non-core activities and supplementary activities and withholding of ISS on contractors' services.
FUST
The Company and/or its subsidiaries have judicial proceedings related to the non-inclusion of interconnection expenses and industrial exploitation of a dedicated line in the calculation basis of FUST.
20.c.1.2. Possible losses – tax contingencies
Management, under advice of legal counsel, believes that the risk of loss for the following federal, state, municipal and regulatory (FUST, FUNTTEL and FISTEL) is possible:
Federal taxes
The Company and/or its subsidiaries are party to administrative and judicial proceedings, at the Federal level, which are awaiting decision at different court levels.
The more significant proceedings are: (i) contested non approval of requests for compensation submitted by the Company; (ii) INSS (a) SAT, social security amounts owed to third parties (INCRA and SEBRAE); (b) meals for employees, withholding of 11% (assignment of workforce); and (c) Stock Options – requirement of social security contributions on amounts paid to employees under the stock option plan; (iii) deduction of COFINS on swap operation losses; (iv) PIS and COFINS: (a) accrual basis versus cash basis; (b) levies on value-added services; and (c) monthly subscription services; (v) IPI levied on shipment of fixed access units from the Company's establishment; (vi) Financial transaction tax (IOF) – on loan transactions, intercompany loans and credit transactions; (vii) IRRF on capital gain on the sale of the GVT Group to the Company, (viii) exclusion of ICMS from the PIS and COFINS calculation base; and (ix) disallowance of PIS and COFINS credits.
State taxes
The Company and/or its subsidiaries are party to administrative and judicial proceedings, at the State level, related to ICMS, which are awaiting decision at different court levels: (i) rental of movable property; (ii) reversal of previously unused credits; (iii) service provided outside the State of São Paulo paid to the State of São Paulo; (iv) co-billing; (v) tax substitution with a fictitious tax base (tax guideline); (vi) use of credits on acquisition of electric power; (vii) secondary activities, value added and supplementary services; (viii) tax credits related to claims/challenges regarding telecommunications services not provided or mistakenly charged (Agreement 39/01); (ix) deferred collection of interconnection (“DETRAF“ – Traffic and Service Provision Document); (x) credits derived from tax benefits granted by other states; (xi) disallowance of tax incentives related to cultural projects; (xii) transfers of assets among business units owned by the Company; (xiii) communications service tax credits used in provision of services of the same nature; (xiv) card donation for prepaid service activation; (xv) reversal of credit from return and free lease in connection with assignment of networks (used by the Company itself and exemption of public bodies); (xvi) CDR/DETRAF fine; (xvii) own consumption; (xviii) exemption of public bodies; (xix) discounts granted; (xx) monthly subscription with discussion about minutes allowance; and (xxi) fine for non-compliance with an accessory obligation.
Municipal taxes
The Company and/or its subsidiaries are party to administrative and judicial proceedings, at the Municipal level, which are awaiting decision at different court levels.
The more significant proceedings are: (i) ISS on: (a) non-core activity, value-added and supplementary services; (b) withholding at source; (c) call identification and mobile phone licensing services; (d) full-time services, provision, returns and cancelled tax receipts; (e) data processing and antivirus; (f) charge for use of mobile network and lease of infrastructure; (g) advertising services; and (h) services provided by third parties; (ii) IPTU; (iii) land use tax; and (iv) various municipal charges.
FUST, FUNTTEL and FISTEL
Universal Telecommunications Services Fund (“FUST“)
Writs of mandamus were filed seeking the right to exclude revenues from interconnection and Industrial Use of Dedicated Line (“EILD“) in the FUST tax base, according to Abridgment No. 7 of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of Article 6 of Law No. 9,998/2000, which are awaiting a decision from Higher Courts.
Various administrative and judicial charges by ANATEL in administrative scope for the constitution of the tax credit related to interconnection, EILD and other revenues that do not originate from the provision of telecommunication services.
On December 31, 2025, the consolidated amount totaled R$6,166,037 (R$5,813,657 on December 31, 2024).
Fund for Technological Development of Telecommunications (“FUNTTEL“)
Proceedings have been filed for the right not to include interconnection revenues and any others arising from the use of resources that are party of the networks in the FUNTTEL calculation basis, as determined by Law 10,052/2000 and Decree No. 3,737/2001, thus avoiding improper application of Article 4, paragraph 5, of Resolution 95/2013.
There are several notifications of charges from the Ministry of Communications in administrative actions for constitution of the tax credit related to the interconnection, network resources and other revenues that do not originate from the provision of telecommunication services.
On December 31, 2025, the consolidated amount totaled R$2,344,915 (R$2,085,332 on December 31, 2024).
Telecommunications Inspection Fund (“FISTEL“)
There are judicial actions for the collection of TFI on: (i) extensions of the term of validity of the licenses for use of telephone exchanges associated with the operation of the fixed switched telephone service; and (ii) extensions of the period of validity of the right to use radiofrequency associated with the operation of the telephone service personal mobile service.
On December 31, 2025, the consolidated amount totaled R$2,485,622 (R$2,088,810 on December 31, 2024).
20.c.2. Regulatory provision and contingencies
Regulatory Amnesty - Approval by the Attorney General's Office ("AGU")
The Federal Attorney General's Office ("PGF") published Notice of Transaction by Adhesion No. 1/2024/PGF/AGU, supported by Law No. 14,973, of September 16, 2024, and by Normative Ordinance PGF No. 150, disclosing the possibility of extraordinary transaction of active debts with federal public agencies and foundations, which includes Regulatory Agencies.
On December 30, 2024, the Company's Management, based on the opinion of its legal advisors, submitted a request to adhere to the extraordinary transaction, the discount for which was approximately 55%. The total amount was subject to fees for the PGF.
The Company's application for membership was granted on February 12, 2025, and the transaction will be completed upon payment of the corresponding Federal Collection Guides.

Nature/Degree of Risk	12.31.2025	12.31.2024
Provisions	1,073,962	1,151,095
Possible losses	3,237,934	3,066,637
20.c.2.1. Regulatory provisions
Management, under advice of legal counsel, believes the likelihood of loss of the following regulatory proceedings is probable, described below:
The Company is a party to administrative proceedings initiated mainly by ANATEL, which were initiated on the grounds of alleged non-compliance with obligations established in sectoral regulations, as well as in legal proceedings that discuss, in the vast majority, sanctions applied by ANATEL at the administrative level. The main themes of these processes are:
•Burden: Specifically in relation to the payment of burden applied to the Personal Mobile Service - SMP (SMP burden), there is a dispute that discusses which revenues should be considered in the payment of amounts due for the renewal of radio frequencies. On this subject, the Company, together with its legal advisors, assesses that there is a prognosis of probable loss in the SMP burden regarding data revenue, due to the existence of unfavorable decisions both at ANATEL in 2021 and in court, with an unlikely prospect of review, as well as the fact that the Company decided to prospectively collect such amounts in favor of ANATEL, starting in 2022.
•General User Rights (“DGU”): The Company and/or its subsidiaries maintain administrative and judicial discussions regarding the rights of users of telecommunications services, with regard to matters related to the General Regulation of Consumer Rights of Telecommunications Services (“RGC”), approved by Resolution No. 632/2014, especially regarding the provision of services, collection of amounts, disputes, reimbursement, among others.
•Quality: The Company and/or its subsidiaries maintain administrative and judicial discussions regarding telecommunications services arising from STFC, SMP, SeAC and SCM concessions, regarding compliance with the indicators that measure the quality of these services nationwide, based on the Telecommunications Services Quality Regulation (“RQUAL”), approved by Resolution No. 717/2019.
•Relationship between Providers: The Company and/or its subsidiaries maintain administrative and legal discussions affecting the regulatory relationship with other telecommunications service providers regarding interconnection, EILD, and the supply of other wholesale products.
The amounts consolidated in the topics highlighted above totaled R$989,545 and R$953,080 on December 31, 2025 and 2024, respectively.
Other cases:
•The Company and/or its subsidiaries are engaged in administrative and judicial discussions regarding other matters, such as service interruptions, various regulatory obligations, Public Civil Actions, among others.
•On October 1, 2024, the Company became aware of the establishment of a Monitoring and Control Procedure ("PAC") for Reimbursement to monitor compliance with the obligation to repair consumers identified in a Procedure for Determining Non-Compliance with Obligations ("PADO") that is in progress.
The amounts consolidated in the topics highlighted above totaled R$84,417 and R$198,015 on December 31, 2025 and 2024, respectively.
20.c.2.2. Possible losses – regulatory contingencies
Management, under advice of legal counsel, believes the likelihood of loss of the following regulatory proceedings is possible, these being some of the relevant cases in this portfolio:
•Dispute regarding revenues that should be included in the calculation of the amount of the burden due due to the extension of radio frequencies associated with SMP (except for SMP data revenues, as reported in item c.1 of this note). In ANATEL's view, the calculation of the burden should consider the application of the percentage of 2% on all economic profits resulting from the provision of the SMP service. In the Company's view, however, revenues that are not part of the SMP service plans, such as interconnection, revenues earned in the 15th year of the licenses' validity and others, should not be considered in the calculation of the burden. As a result of this divergence of understanding, the Company filed administrative claims and lawsuits to challenge ANATEL's burden charges. In July 2024, ANATEL's Board of Directors ruled on the PAC regarding the calculation of the burden for the 2016 biennium, related to the extension of the radio frequency associated with the SMP, the result of which was favorable to the Company, as it decided to include the terms with lesser scope in the calculation methodology, resulting in a reduction in amounts. Other proceedings may be impacted by this decision, with pending recalculation by ANATEL. It is estimated that with a possible loss prognosis of the SMP burden, the amounts will be approximately R$1,182,102 and R$1,024,955 on December 31, 2025 and 2024, respectively.
•The Company's legal action seeks to annul the decision of CADE (Administrative Council for Economic Defense), which found that the operators (Claro, Oi Móvel, and the Company) engaged in anti-competitive conduct by forming the Rede Correios Consortium to compete in electronic auction no. 144/2015, conducted by the Brazilian Post and Telegraph Company; as well as alleged price discrimination by the Company in relation to services offered to BT Brasil Serviços de Telecomunicações Ltda (“BT”), imposing a fine of R$28,394, whose updated amounts were R$43,260 and R$38,109 on December 31, 2025 and 2024, respectively. This action aims to seek the annulment of said sanction, based especially on (i) the absence of illegality in the formation of a consortium to participate in a public bidding process; (ii) the absence of typicality and the impossibility of sanctioning by analogy; (iii) absence of clear criteria for calculating the sanction and lack of reasonableness. The case is in the first instance awaiting judgment.
•The Administrative Disciplinary Proceeding (PADO) concerning coverage targets, which included a fine of R$127,741 (updated amounts of R$184,486 and R$167,658 as of December 31, 2025 and 2024, respectively), could be converted into an obligation to act. This obligation consists of an alternative means of fulfilling the sanction to the fine, requiring investment in the installation of 4G radio base stations in 188 locations lacking this technology. The installation must occur within two and a half years, with maintenance costs equivalent to one year. The installation cannot result from RAN sharing agreements, swaps, network rentals, industrial exploitation contracts, or other contractual means. After acceptance and confirmation of approval by ANATEL, compliance within the determined timeframe will be monitored.
•On October 1, 2024, the Company became aware of the initiation of a Monitoring and Control Procedure ("PAC") for Reimbursement to monitor compliance with the obligation to compensate consumers identified in a Non-Compliance Investigation Procedure ("PADO") that is in progress, whose updated values were R$40,524 and R$35,968 as of December 31, 2025 and 2024, respectively.
The amounts consolidated in the topics highlighted above totaled R$1,450,372 and R$1,266,690 on December 31, 2025 and 2024, respectively.
In addition to the specific cases above, the Company maintains administrative proceedings instituted mainly by ANATEL (other agents, including other operators, also have claims against the Company) based on alleged non-compliance with obligations established in the sectoral regulations, as well as ordinary legal proceedings and writs of mandamus that discuss, mainly, sanctions applied by ANATEL in the administrative sphere, mainly in relation to the same topics described in note 19.c.1., namely: General User Rights (“DGU”); Quality and Relationship between Providers. The consolidated amounts involved totaled R$1,315,968 and R$1,230,427 on December 31, 2025 and 2024, respectively.
Other cases:
•The Company and/or its subsidiaries are involved in administrative and legal discussions regarding other matters, such as coverage targets, service interruptions, various regulatory obligations, technical irregularities, payment of public prices for the acquisition of radio frequencies, compensation for the vacancy of frequency bands previously granted to the MMDS, Public Civil Actions, among others.
•The Company is a party to legal proceedings that discuss the nullity of contractual clauses and obligations to do and not to do linked to the suspension of services, non-increase of tariffs, repairs and maintenance of poles, and which do not involve a specific financial value, considering that, at the current procedural stage in which they are found, they are inestimable. These proceedings are still awaiting judgment in the respective courts.
The amounts consolidated in the matters highlighted above totaled R$471,594 and R$569,520 on December 31, 2025 and 2024, respectively.
20.c.3. Civil provision and contingencies

Nature/Degree of Risk	12.31.2025	12.31.2024
Provisions	1,434,665	1,411,141
Possible losses	1,815,801	2,000,926
20.c.3.1. Civil provisions
Management, under advice of legal counsel, believes that the following civil proceedings will result in probable losses:
•The Company is a party to proceedings involving rights to the supplementary amounts from shares calculated on community telephony plants and network expansion plans since 1996 (supplement of share proceedings). These proceedings are at different stages: lower courts, court of justice and high court of justice. On December 31, 2025 and 2024, the provision was R$133,322 and R$152,109, respectively.
•The Company and/or its subsidiaries are party to various civil proceedings of an to individual consumer level, relating to the non-provision of services and/or products sold. On December 31, 2025 and 2024, the provision was R$250,015 and R$293,571, respectively.
•The Company and/or its subsidiaries are party to various civil proceedings of a collective consumerist and non-consumer nature at administrative and judicial levels, all arising in the ordinary course of business. On December 31, 2025 and 2024, the provision was R$1,051,328 and R$965,461, respectively.
20.c.3.2. Possible losses – civil contingencies
Management, under advice of legal counsel, believes that the risk of losses is possible for the following civil proceedings:
•The Company and its subsidiaries are party to other civil claims, at several levels, related to service rendering rights. Such claims have been filed by individual consumers, civil associations representing consumer rights of consumers or by the Consumer Protection (“PROCON“), as well as by the Federal and State Public Prosecutor's Office. The Company is also party to other claims of several types related to the ordinary course of business.
•Intellectual Property: Lune Projetos Especiais Telecomunicação Comércio e Ind. Ltda. (“Lune“), a Brazilian company, filed lawsuits on November 20, 2001, against 23 wireless carriers claiming to own the patent for “Bina“, a caller ID. The purpose of the lawsuit was to interrupt provision of such service by carriers and to seek indemnification equivalent to the amount paid by consumers for using the service.
An unfavorable decision was handed down determining that the Company should refrain from selling mobile phones with the Bina ID service, subject to a daily fine of R$10,000.00 (Ten thousand Reais) in the event of non-compliance. Furthermore, according to that decision, the Company must pay indemnification for royalties, to be calculated on settlement. Motions for Clarification were proposed by all parties and Lune's motions for clarification were accepted since an injunctive relief in this stage of the proceedings was deemed applicable. A bill of review appeal was filed in view of the current decision which granted a stay of execution suspending the unfavorable decision until final judgment. A bill of review was filed in view of the sentence handed down on June 30, 2016, by the 4th Chamber of the Court of Justice of the Federal District, in order to annul the lower court sentence and remit the proceedings back to the lower court for a new examination. The expertise was carried out and then the claims were dismissed. The parties filed an appeal. On February 1, 2023, the Court of Justice of the Federal District and Territories (“TJDFT”) judged the appeals filed and, unanimously, dismissed them, upholding the sentence of inadmissibility. Subsequently, a Special Appeal was filed by Lune, which was not heard by the Superior Court of Justice. An internal appeal was filed by Lune, which has not yet been judged. Management is unable to reasonably estimate a liability with respect to this claim currently.
•The Company, together with other operators providing telecommunications services, is a defendant in lawsuits challenging the practice adopted by operators of imposing a limited period for the use of prepaid minutes. That is, the claimant argues that the minutes in the prepaid package should not expire after a specific period, and should be available for use by the consumer at any time. With the creation of the 6th Regional Federal Court (TRF), the public civil action that originally proceeded in Uberlândia/MG was transferred to the new TRF, which denied the mandatory appeal, upholding the dismissal of the claims filed by the Federal Prosecutor’s Office (MPF), and the decision of the 6th Regional Federal Court has already become final. Regarding the public civil action, which originally proceeded in Belém/PA, the Federal Public Prosecutor's Office itself, the plaintiff in the action, recently expressed its agreement with the Company's request for the dismissal of the action due to res judicata formed in a previous collective action with an identical object, which was recognized by the court. The Company is monitoring the certification of the final judgment in this action. With respect to the public civil action filed by the OAB/SP (São Paulo Bar Association) against the Federal Government, ANATEL (National Telecommunications Agency), and operators, a judgment dismissing the action has been issued. The OAB/SP may still appeal.
20.c.4. Labor provisions and contingencies

Nature/Degree of Risk	12.31.2025	12.31.2024
Provision	978,552	935,541
Possible losses	1,151,825	1,346,257
The labor provision and contingencies involve several labor claims of former employees and former outsourced employees (those claiming subsidiary obligor or joint liability), which claim, among others: differences in overtime pay, variable remuneration, salary parity, additional unhealthy or dangerous practices.